Supplementary Financial Statement Information (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-Controlling Interest In Material Partially [Line Items]
Non-controlling interest	$ 413,720	$ 387,455
Matrix [Member]
Non-Controlling Interest In Material Partially [Line Items]
Non-controlling interest	104,750	91,606
Sapiens [Member]
Non-Controlling Interest In Material Partially [Line Items]
Non-controlling interest	193,973	188,470
Magic [Member]
Non-Controlling Interest In Material Partially [Line Items]
Non-controlling interest	114,925	107,271
Other [Member]
Non-Controlling Interest In Material Partially [Line Items]
Non-controlling interest	$ 72	$ 108